Condensed Financial Statements - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating expenses:
Selling and marketing expenses	$ (22,092)		$ (16,488)		$ (15,335)
General and administrative expenses	(104,708)		(78,882)		(70,324)
Total operating expenses	(148,015)		(106,320)		(93,819)
Equity in earnings of subsidiaries	(4,309)		(5,297)		(642)
Other income (loss), net	3,434		27,278		9,157
Interest expense	(2,581)		(1,953)		(1,718)
Interest income	19,301		11,487		7,728
Income tax expense	(24,453)		(23,464)		(17,393)
Net income	112,158		114,567		86,584
Other comprehensive income, net of tax:
Comprehensive income	101,192		134,844		87,942
Parent Company
Operating expenses:
Selling and marketing expenses	(667)		(730)
General and administrative expenses	(22,736)	[1]	(15,510)	[1]	(14,441)	[1]
Total operating expenses	(23,403)		(16,240)		(14,441)
Equity in earnings of subsidiaries	145,182		117,339		96,284
Other income (loss), net	(9,048)		13,862		4,947
Interest expense	(580)		(405)		(985)
Interest income	7		11		9
Income before income taxes	112,158		114,567		85,814
Income tax expense					770
Net income	112,158		114,567		86,584
Other comprehensive income, net of tax:
Equity in other comprehensive income of unconsolidated subsidiaries	(10,966)		20,277		1,358
Comprehensive income	$ 101,192		$ 134,844		$ 87,942

[1]	General and administrative expenses include $3.7 million, $3.7 million and $5.6 million of share-based compensation expense for the years ended December 31, 2012, 2013 and 2014, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.